TAXES PAYABLE (Tables)	6 Months Ended
Apr. 30, 2024
TAXES PAYABLE
Summary of taxes payable

	April 30, 2024	October 31, 2023
Income taxes payable	$625,271	$623,812
Other	879	13
	$626,150	$623,825